Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue				$ 560	$ 560	$ 3,337
Cost of net revenue
Gross profit				560	560	3,337
Operating expenses:
Personnel costs	93,121	284,507	1,389,121	499,462	827,201	1,499,585
Consulting fees	38,500	93,515	71,500	168,015	300,659	734,403
Legal and professional fees	153,527	95,347	258,650	222,342	490,742	733,960
Merger costs						388,675
Sales and marketing	40,500	45	40,500	7,590	33,432	50,147
General and administrative	28,392	20,736	56,514	70,728	137,037	288,911
Depreciation and amortization	6,448	6,448	12,896	12,896	27,592	4,499
Total operating expenses	360,488	500,598	1,829,181	981,033	1,816,663	3,700,180
Loss from operations	(360,488)	(500,598)	(1,829,181)	(980,473)	(1,816,103)	(3,696,843)
Other income (expense):
Interest expense	(727,642)	(376,473)	(1,289,328)	(737,312)	(2,463,310)	(1,024,179)
Other income		3,000		3,000	3,000
Change in derivative liability	(2,658,949)	442,626	(2,245,976)	324,872	167,658	(430,468)
Total other income (expense), net	(3,386,591)	69,154	(3,535,304)	(409,440)	(2,292,652)	(1,454,637)
Provision for income taxes
Net loss	$ (3,747,079)	$ (431,445)	$ (5,364,485)	$ (1,389,913)	$ (4,108,755)	$ (5,151,480)
Weighted average common shares outstanding - basic and diluted	553,901,386	190,052,683	432,821,915	187,427,874	203,791,785	210,883,281
Net loss per common share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Change in derivative liability					$ 167,658	$ (430,458)